Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6
Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	18	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%

Class A-1b	8/20/27	08/20/2030	$267,300,000.00	28	SOFR +0.67%	03/13/2026	3.67223%	4.34%

Class B	8/20/27	08/20/2030	$102,180,000.00	28	4.42%			4.42%

Class C	8/20/27	08/20/2030	$61,308,000.00	28	4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$94,302,120.19
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$94,302,120.19

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$106.60	$106.60	$0.00	$0.00	$94,302,013.59
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$94,302,013.59
Asset Representations Reviewer Fee	$67.02	$67.02	$0.00	$0.00	$94,301,946.57
Supplemental ARR Fee	$268.10	$268.10	$0.00	$0.00	$94,301,678.47
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$94,300,428.47
Servicing Fee	$1,154,131.04	$1,154,131.04	$0.00	$0.00	$93,146,297.43
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$89,430,785.73
Class A-1b Note Interest	$902,749.62	$902,749.62	$0.00	$0.00	$88,528,036.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,528,036.11
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$88,151,673.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,151,673.11
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$87,913,082.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$87,913,082.81
Class R Interest	$87,913,082.81	$87,913,082.81	$0.00	$0.00	$0.00

Total	$94,302,120.19	$94,302,120.19	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$902,749.62	$0.00	$0.00	$902,749.62
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,233,214.62	$0.00	$0.00	$5,233,214.62

	Note Balance per $1,000 of Notes	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$3.38	$0.00	$3.38	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.49	$0.00	$3.49	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.